Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents

Note 3 — Cash and Cash Equivalents

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Cash	779	597
Cash equivalents (money market funds)	—	4,542
In currency other than U.S. dollars	411	268
	1,190	5,407